Note 3 - Transactions With Related Parties (Details Textual) € in Thousands						12 Months Ended
	Jun. 14, 2021	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 09, 2021 USD ($)	Jun. 30, 2021
Management Fees Related Parties						$ 29,621,000		$ 21,616,000		$ 21,319,000
Voyage Expenses Related Parties						11,089,000		6,516,000		5,282,000
Due from Related Parties, Current, Total						0		1,623,000
Due to Related Parties, Current, Total						$ 1,694,000		432,000
Percentage Ownership						56.50%
Other Liabilities, Current, Total						$ 2,417,000		2,374,000
Assets, Total						$ 4,407,041,000		3,010,516,000
Dead Weight Tonnage of Vessels						2,320,750
Stockholders' Equity, Gain (loss) from Common Control Transaction						$ 86,000
Lora Stylianou [Member]
Noncontrolling Interest, Ownership Percentage by Parent						100.00%
Additional Paid-in Capital [Member]
Stockholders' Equity, Gain (loss) from Common Control Transaction						$ 86,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage				1.10%	0.60%
Management Fee Per Day, Per Vessel						956
Management Fee Per Day, Per Vessel Under Bareboat Charter						478
Construction Supervisory Fee						$ 787,400
Commission Charged on Charter Hire Agreements				1.25%	0.75%	1.25%	1.25%
Quarterly Fee to Related Parties						$ 625,000
Quarterly Fee to Related Parties, Shares (in shares) | shares						149,600	149,600
Net Profit Earned Pursuant to Co-operation Agreement										350,000
Management Fees Related Parties						$ 29,621,000		21,442,000		21,669,000
Voyage Expenses Related Parties						9,756,000		5,739,000		4,864,000
Fair Value of Shares Issued to Manager						$ 7,414,000		3,655,000		3,879,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares						598,400	598,400
Working Capital Security						$ 5,525,000		3,075,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security						5,075,000		3,000,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security						450,000		75,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End						$ 2,500,000		2,500,000		2,500,000
V.Ships Greece Ltd. [Member]
Number Vessels Managed						64
Working Capital Security Per Vessel						$ 75,000
V.Ships (Shanghai) Limited [Member]
Number of Ships Subcontracted						15
Other Third-party Managers [Member]
Working Capital Security Per Vessel						$ 50,000
Costamare Shipping [Member]
Total Charges by Manager to Companys Affiliates						2,752,000		3,611,000		3,821,000
Due from Related Parties, Current, Total								1,623,000
Due to Related Parties, Current, Total						743,000
Costamare Services [Member]
Due to Related Parties, Current, Total						951,000		432,000
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total						0		0
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Percentage Ownership													50.00%
Annual Fee to Related Parties | €							€ 9,413		€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €							€ 1,281		€ 1,281		€ 1,181
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 165
Blue Net Chartering GmbH & Co. KG [Member]
Voyage Expenses Related Parties						467,000		378,000		418,000
Blue Net Asia Pte., Ltd. ("BNA") (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties						$ 866,000		399,000		$ 0
Percentage Ownership						50.00%
Vessels Under Time Charter			5
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member]
Number of Companies Acquired	16
Other Liabilities, Current, Total												$ 54,491,000
Assets, Total												$ 54,578,000
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member] | Additional Paid-in Capital [Member]
Dead Weight Tonnage of Vessels						932,329
Stockholders' Equity, Gain (loss) from Common Control Transaction						$ 86,000
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Related Party Transaction, Amounts of Transaction						91,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						33,000		23,000
Related Party Transaction, Expenses from Transactions with Related Party						58,000
Due to Related Parties, Total						0		0
Due from Related Parties, Total						$ 0		$ 0